BALANCE SHEET DETAILS - Schedule of Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment
Total	$ 21,438	$ 24,693
Less: accumulated depreciation	(20,828)	(24,089)
Total Property, plant and equipment, net	610	604
Leasehold improvements
Property, Plant and Equipment
Total	1,576	1,637
Automobiles
Property, Plant and Equipment
Total	246	256
Computers and Software
Property, Plant and Equipment
Total	2,841	3,132
Equipment and Furniture
Property, Plant and Equipment
Total	$ 16,775	$ 19,668